Acquisitions and Dispositions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2011 entity	Dec. 31, 2001 entity	Dec. 31, 2010	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt)	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2011 Other acquisitions	Dec. 31, 2010 Other acquisitions	Dec. 31, 2011 HR Solutions business
Business Acquisition
Number of business acquired under business combination	3	2							1
Consideration	$ 103		$ 5,089			$ 4,932	$ 103	$ 157
Intangible assets:
Goodwill				50	2,715	2,765	76	59
Other intangible assets					2,905		33	78
Intangible assets	159		5,757
Future acquisition payments			$ 42